Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Legal fees		$ 1,025,000	$ 1,025,000
Over-Allotment Option
Other Commitments [Line Items]
Shares issued	3,000,000	1,800,000	1,800,000
Share price	$ 10	$ 0.6	$ 0.6
IPO [Member]
Other Commitments [Line Items]
Shares issued		8,000,000	8,000,000
Deferred fees payable		$ 20,000,000	$ 20,000,000
Underwriting Agreement [Member]
Other Commitments [Line Items]
Deferred underwriting discount per share		$ 0.4	$ 0.4
Underwriting Agreement [Member] | Over-Allotment Option
Other Commitments [Line Items]
Underwriting discount per share		$ 0.2	$ 0.2
Underwriting Agreement [Member] | Initial Public Offering and Over Allotment [Member]
Other Commitments [Line Items]
Payment of underwriting discount		$ 4,000,000	$ 4,000,000